OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total other operating income	$ 175	$ 177	$ 131
Total other operating expenses	(88)	(88)	(46)
Insurance Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	7	1
Services To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		1	1
Results From Property Plant And Equipment Sale [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	11	1	2
Result From The Sale Of Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			2
Recovery Of Provision For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	30
Expenses Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		8
Commercial Interests [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	50	70	27
Contractu I Indemnity [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		7
Gas Ar Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	44	55	56
Compensation For Arbitration Award [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			37
Export Increase Program [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	19	24
Fair Value Of Consortiums Previous Interest [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		7
Other Opertaing Income [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	14	3	6
Provision For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(36)	(8)	(4)
Provision For Environmental Remediation [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(3)	(4)
Decrease In Property Plant And Equipment Sale And Derecognition [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(2)
Tax On Bank Transactions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(19)	(18)	(14)
P A I S Import Tax [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(3)	(5)
Donations And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(3)	(3)	(2)
Institutional Relationships [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(2)	(4)	(3)
Costs Of Concessions Agreements Completion [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(6)	(5)
Contractual Penalty [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(7)
Readjustment Of Investment Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses			(9)
Royalties Gas Ar Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(6)	(8)	(8)
Ecuadors Transactional Agreement [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(5)
Impairment Of Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(5)
Other Contractual Expenses [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(6)
Other Opertaing Expense [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	$ (10)	$ (8)	$ (6)